Nature of Business and Organization (Tables)	6 Months Ended
Jun. 30, 2025
Nature of Business and Organization [Abstract]
Schedule of Company's Principal Subsidiaries

As of June 30, 2025, the details of the Company’s principal subsidiaries are as follows:

Major subsidiaries	Percentage of Ownership	Date of Incorporation	Place of Incorporation	Major Operation
Powerbridge Holding Limited (“Powerbridge HK”)	100% by X3	July 27, 2018	Hong Kong, PRC	Investment holding
Hong Kong Hongyi Holdings Limited(“Hongyi”)	100% by X3	April 24, 2023	Hong Kong, PRC	Investment holding
Hongding Technology Co., Ltd (“Hongding”)	100% by X3	July 28, 2020	Hong Kong, PRC	Investment holding
Powercrypto Inc	100% by X3	April 5, 2022	USA	Management consultancy services
X3 HOLDINGS PTE. LTD. (“X3 HOLDINGS”)	100% by X3	November 8, 2023	Singapore	Investment holding
Hong Kong Anxin Jieda Co., Limited (“Anxin Jieda”) (1)	100% by X3	November 30, 2021	Hong Kong, PRC	Investment holding
X3 Technologies PTE. LTD.	100% by X3 HOLDINGS	July 22, 2024	Singapore	Software application and technology services
Powerbridge Technology Group Co., Ltd. (“Powerbridge Zhuhai”)	100% by Powerbridge HK	October 30, 1997	the PRC	Software application and technology services
Powerstream Supply Chain Co., Ltd. (“Powerstream”)	100% by Powerbridge HK	August 17, 2021	the PRC	Supply chain business
Powermeta Digital Co., Ltd. (“Powermeta”)	100% by Powerbridge HK	January 21, 2022	the PRC	Software application and technology services
Powerbridge Digital Trade (HK) Co., Limited	51% by Powerbridge HK	June 26, 2023	Hong Kong, PRC	Investment holding
SmartConn Co.Limited(“SmartConn”)	50.99% by Powerbridge HK	December 14, 2020	Hong Kong, PRC	Investment holding
Hongxi Data Technology Co., Ltd.	70% by Powerbridge Zhuhai	February 8, 2021	Macau	Software application and technology services
Zhuhai Hongyang Supply Chain Co., Ltd. (“Zhuhai Hongyang”)	60% by Powerbridge Zhuhai	July 21, 2021	the PRC	Supply chain business
Ningbo Zhijing Tongfu Technology Co., Ltd. (“Ningbo Zhijing”)	51% by Powerbridge Zhuhai	April 25, 2021	the PRC	software application and technology services
Metafusion Digital Co., Ltd (“Metafusion”)	66% by Powermeta Digital	February 15, 2022	the PRC	Software application and technology services
Shanghai Stamp Technology Co., Ltd.	100% by SmartConn	December 9, 2018	the PRC	Software application and technology services
Ascendent Insight Education Co., Ltd. (“Ascendent”) (1)	90% by Anxin Jieda	January 7, 2020	the PRC	Software application and technology services
Xingtai Ningyao Technology Co., Ltd. (1)	100% by Ascendent	December 17, 2022	the PRC	Software application and technology services
Shenzhen Hongchuangxin Technology Co., Ltd.(“Hongchuangxin”)	100% by Hongyi	October 31, 2022	the PRC	Trading

(1)	On July 14, 2025, the Company signed an agreement with a third party to sell 100% equity interests of its wholly-owned subsidiary, Anxin Jieda, and its subsidiaries, for a total consideration of $6,370 (HKD50,000). The transaction was closed on July 29, 2025.